BORROWINGS - Non-Recourse Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Current	$ 1,551	$ 1,381
Non-current	18,469	17,163
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Total	$ 20,020	$ 18,544